Fair Value Measurements, Derivative Instruments and Hedging Activities and Financial Risks - Foreign Currency Exchange Risks (Details) $ in Millions	12 Months Ended
Nov. 30, 2022 USD ($)
Fair Value, Measurement Inputs, Disclosure [Line Items]
Foreign currency contract commitments	$ 4,400
Sterling-denominated
Fair Value, Measurement Inputs, Disclosure [Line Items]
Debt	419
Foreign currency translation adjustment losses	$ 48